                             GROWTH AND INCOME FUND
                                  BALANCED FUND
      SUPPLEMENT DATED MARCH 10, 1997 TO PROSPECTUS DATED FEBRUARY 18, 1997

The Prospectus is amended as follows:

     John K. Schonberg has resigned as a portfolio manager of Growth and Income Fund and Balanced Fund. Mr. Schonberg has been replaced by Steven B. Markusen, who has been appointed as a portfolio manager for Growth and Income Fund and for the equity portion of Balanced Fund's portfolio, and by Brent Mellum, who has been appointed as a portfolio manager for Growth and Income Fund. Other portfolio managers for the Funds remain unchanged. See "Portfolio Management" on page 18 of the Prospectus.

     Mr. Markusen has been a Senior Vice President of the Adviser since 1993. Prior to that, he had been with Investment Advisers, Inc., Minneapolis, Minnesota, since 1989, where he served as a Senior Vice President and was responsible for managing institutional equity and balanced portfolios and the IAI Growth Fund. In addition, he was responsible for a group which managed $2.5 billion in large capitalization growth equity assets. He is a Chartered Financial Analyst ("CFA") and has 13 years of financial experience. Mr. Mellum has been a Vice President of the Adviser since 1996, prior to which he had been an Assistant Vice President from 1995 to 1996 and a credit analyst from 1993 to 1995. Prior to his employment by the Adviser, Mr. Mellum earned a BS in business administration and an MBA in finance from the University of Texas. He
is a CFA and has three years of investment experience.                     30313

                             GROWTH AND INCOME FUND
      SUPPLEMENT DATED MARCH 10, 1997 TO PROSPECTUS DATED FEBRUARY 18, 1997

The Prospectus is amended as follows:

     John K. Schonberg has resigned as a portfolio manager of Growth and Income Fund. Mr. Schonberg shared primary responsibility for the day-to-day management of the Fund with Paul A. Dow, who will continue to act as a portfolio manager of the Fund. See "Portfolio Management" on page 13 of the Prospectus. In addition, Steven B. Markusen and Brent Mellum have been appointed as portfolio managers of the Fund.

     Mr. Markusen has been a Senior Vice President of the Adviser since 1993. Prior to that, he had been with Investment Advisers, Inc., Minneapolis, Minnesota, since 1989, where he served as a Senior Vice President and was responsible for managing institutional equity and balanced portfolios and the IAI Growth Fund. In addition, he was responsible for a group which managed $2.5 billion in large capitalization growth equity assets. He is a Chartered Financial Analyst ("CFA") and has 13 years of financial experience. Mr. Mellum has been a Vice President of the Adviser since 1996, prior to which he had been an Assistant Vice President from 1995 to 1996 and a credit analyst from 1993 to 1995. Prior to his employment by the Adviser, Mr. Mellum earned a BS in business administration and an MBA in finance from the University of Texas. He
is a CFA and has three years of investment experience.                     30303